Share Based Compensation (Details) - Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Each Stock Option Award Is Estimated On The Date Of Grant Using The Black Scholes Option Pricing Model Abstract
Expected volatility	89.55%	97.70%
Risk-free interest rate	1.86%	1.64%
Expected term from grant date (in years), minimum	5 years 7 months 17 days	5 years 7 months 13 days
Expected term from grant date (in years), maximum	6 years 4 months 28 days	6 years 4 months 28 days
Dividend rate
Dilution factor	$ 1	$ 1
Fair value, minimum	0.97	2.51
Fair value, maximum	$ 1.02	$ 2.6